SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 9                                   [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     Amendment No. 9                                                  [X]

                        (Check appropriate box or boxes.)


               AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
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               (Exact Name of Registrant as Specified in Charter)


                  4500 Main Street, Kansas City, MO 64141-6200
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               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (816) 531-5575


         David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64141-6200
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                     (Name and Address of Agent for Service)

           Approximate Date of Proposed Public Offering: July 1, 2000

 It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on July 1, 2000 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2)of rule 485.

If appropriate, check the following box:

     [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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This filing is being made to extend the date of effectiveness of the
Registrant's Post-Effective Amendment No. 8 to July 1 2000. The Post-Effective Amendment originally requested effectiveness as of June 13, 2000.

The following documents are hereby incorporated by reference:

* Prospectuses for each of the Institutional Class funds under the issuer American Century Strategic Asset Allocations, Inc., dated June 13, 2000 filed pursuant to Rule 485(a) on April 14, 2000 (Accession No. 0000924211-00-000009).

* Statement of Additional Information for American Century Strategic Asset Allocations, Inc., dated June 13, 2000 filed pursuant to Rule 485(a) on April 14, 2000 (Accession No. 0000924211-00-000009).

* Part C to the Registration Statement of American Century Strategic Asset Allocations, Inc., dated June 13, 2000 filed pursuant to Rule 485(a) on April 14, 2000 (Accession No. 0000924211-00-000009).

Registrant is extending effectiveness of its Registration Statement in order to incorporate comments provided to its manager by the staff of the Commission.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 9 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 12th day of June, 2000.

                              American Century Strategic Asset Allocations, Inc. (Registrant)

                              By: /*/George A. Rio
                              George A. Rio
                              President and Principal Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                   Title                              Date

*George A. Rio              President, Principal Executive     June 12, 2000
George A. Rio               and Principal Financial Officer

*Maryanne Roepke            Vice President and Treasurer       June 12, 2000
Maryanne Roepke

*James E. Stowers, Jr.      Chairman of the Board and          June 12, 2000
James E. Stowers, Jr.       Director

*James E. Stowers III       Director                           June 12, 2000
James E. Stowers III

*Thomas A. Brown            Director                           June 12, 2000
Thomas A. Brown

*Robert W. Doering, M.D.    Director                           June 12, 2000
Robert W. Doering, M.D.

*Andrea C. Hall, Ph.D.      Director                           June 12, 2000
Andrea C. Hall, Ph.D.

*Donald H. Pratt            Director                           June 12, 2000
Donald H. Pratt

*M. Jeannine Strandjord     Director                           June 12, 2000
M. Jeannine Strandjord

*D. D. (Del) Hock           Director                           June 12, 2000
D. D. (Del) Hock

*By /s/Charles A. Etherington
    Charles A. Etherington
    Attorney-in-Fact